UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	February 14, 2012

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	70

Form 13F Information Table Value Total:  	$234,480,000

Bainco International Investors
December 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     6839   226147 SH       Sole                   226147
Apple Inc                      COM              037833100     6084    15023 SH       Sole                    15023
Baker Hughes                   COM              057224107     4588    94320 SH       Sole                    94320
Baxter International Inc       COM              071813109     5687   114927 SH       Sole                   114927
Blackrock Inc                  COM              09247X101     4247    23827 SH       Sole                    23827
Bristol Myers Co               COM              110122108     4884   138600 SH       Sole                   138600
CACI International Inc.        COM              127190304      727    13000 SH       Sole                    13000
Capstone Turbine               COM              14067d102       52    45000 SH       Sole                    45000
Chevron Texaco Corp            COM              166764100     6087    57213 SH       Sole                    57213
Chubb Corp                     COM              171232101     4478    64695 SH       Sole                    64695
Cisco Systems Inc              COM              17275R102      183    10127 SH       Sole                    10127
Covidien PLC                   COM              g2554f113     3933    87375 SH       Sole                    87375
Dow Chemical                   COM              260543103     2822    98117 SH       Sole                    98117
Elan Corporation               COM              284131208      502    36500 SH       Sole                    36500
Energy Select Sector SPDR      COM              81369y506     5579    80705 SH       Sole                    80705
Exxon Mobil Corp               COM              30231g102     1021    12040 SH       Sole                    12040
Financial Select Sector SPDR   COM              81369y605      302    23250 SH       Sole                    23250
Fleetcor Technologies Inc      COM              339041105     4644   155465 SH       Sole                   155465
Freeport McMoran Copper & Gold COM              35671D857      357     9700 SH       Sole                     9700
Fusion-io Inc                  COM              36112j107     2310    95475 SH       Sole                    95475
General Electric               COM              369604103      320    17870 SH       Sole                    17870
Goodyear Tire & Rubber Co.     COM              382550101     2567   181157 SH       Sole                   181157
Google Inc CL A                COM              38259p508     4311     6674 SH       Sole                     6674
Honeywell International Inc    COM              438516106     6123   112650 SH       Sole                   112650
IBM                            COM              459200101     4302    23395 SH       Sole                    23395
Intel Corporation              COM              458140100      649    26759 SH       Sole                    26759
JP Morgan Chase                COM              46625h100     4979   149754 SH       Sole                   149754
Johnson & Johnson              COM              478160104    19594   298775 SH       Sole                   298775
Juniper Networks Inc           COM              48203r104      387    18960 SH       Sole                    18960
Kroger Co                      COM              501044101     5018   207200 SH       Sole                   207200
Kulicke & Soffa Industries     COM              501242101      133    14400 SH       Sole                    14400
Maxim Integrated Prods.        COM              57772K101     1447    55560 SH       Sole                    55560
McDonald's Corp                COM              580135101     6532    65105 SH       Sole                    65105
Merck                          COM              58933y105      213     5657 SH       Sole                     5657
Microsoft Corp                 COM              594918104      474    18275 SH       Sole                    18275
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
New Jersey Resources Corporati COM              646025106      221     4500 SH       Sole                     4500
Nortel Networks Corp           COM              656568508        0    24000 SH       Sole                    24000
Occidental Petroleum Corp      COM              674599105     4911    52411 SH       Sole                    52411
Office Depot                   COM              676220106       35    16500 SH       Sole                    16500
Oracle Corporation             COM              68389X105     4287   167151 SH       Sole                   167151
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
Peets Coffee & Tea Inc         COM              705560100      251     4000 SH       Sole                     4000
PepsiCo Inc                    COM              713448108     5804    87473 SH       Sole                    87473
Pfizer Inc                     COM              717081103     6890   318385 SH       Sole                   318385
Powershares S&P 500 Low Volati COM              73937b779      643    24780 SH       Sole                    24780
Procter & Gamble Co            COM              742718109     5959    89330 SH       Sole                    89330
Qualcomm                       COM              747525103     4839    88472 SH       Sole                    88472
RF Micro Devices Inc           COM              749941100     1862   344840 SH       Sole                   344840
Republic Services Inc          COM              760759100     5288   191950 SH       Sole                   191950
S&P 500 Depository Receipt (Sp COM              78462F103     7324    58356 SH       Sole                    58356
Sothebys Holdings Cl A         COM              835898107     2342    82100 SH       Sole                    82100
Southern Company               COM              842587107     6790   146680 SH       Sole                   146680
Starbucks Corp                 COM              855244109     4391    95430 SH       Sole                    95430
Supertex Inc                   COM              868532102      236    12500 SH       Sole                    12500
Toyota Motor Corp Spon ADR     COM              892331307      231     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    23239   771819 SH       Sole                   771819
Union Pacific Corp             COM              907818108     5507    51980 SH       Sole                    51980
Vanguard Emerging Markets Stoc COM              922042858     2611    68320 SH       Sole                    68320
Vanguard FTSE All-World Ex-US  COM              922042775     7795   196606 SH       Sole                   196606
Visa Inc                       COM              92826c839     4290    42250 SH       Sole                    42250
iShares DJ US Healthcare Secto COM              464287762      286     3990 SH       Sole                     3990
iShares MSCI EAFE Growth Index COM              464288885     4523    86973 SH       Sole                    86973
iShares MSCI EAFE Index Fund   COM              464287465      325     6554 SH       Sole                     6554
iShares MSCI Germany Index     COM              464286806      251    13050 SH       Sole                    13050
iShares MSCI Taiwan Index Fund COM              464286731      149    12700 SH       Sole                    12700
iShares S&P MidCap 400         COM              464287507      435     4970 SH       Sole                     4970
Vanguard Dividend Growth -  IV                  921908604      204    13261 SH       Sole                    13261
Vanguard Pacific Stock Index -                  922042106      162    17838 SH       Sole                    17838
Vistagen Common Stock Warrant                                   23    18618 SH       Sole                    18618